Software and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2023
Software and Equipment, Net [Abstract]
Schedule of Property, Software and Equipment, Net	Software and equipment, net, consisted of the following:
	December 31,	June 30,
	2022	2023
Cost
Vehicles	$979	$994
Office equipment and furniture	184	176
Electronic equipment	10,587	10,106
Computer software	16,523	15,716
Leasehold improvements	762	710
Others	733	697
Total	29,768	28,399
Less: accumulated depreciation	(11,277)	(13,359)
Property and equipment, net	$18,491	$15,040